Employee and Director Benefit Plans - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2014
Defined Benefit Plan Disclosure [Line Items]
Associate minimum age to make elective deferrals		18 years
Associate minimum service period to make elective deferrals		1 year
Associate minimum hours of service make elective deferrals		1000 hours
Percentage of employee deferrals vested		100.00%
Annual contribution to plan		$ 355,648	$ 319,340	$ 330,448
Employee contributions		100.00%
Defined contribution plan, maximum annual contribution per employee for first compensation slab percentage		50.00%
Employee contributions benchmark		3.00%
Shares held by ESOP					740,530
Shares held by ESOP, Percentage					9.95%
Shares unallocated to participants in the ESOP					252,446
Expense as contribution to ESOP plan	$ 45,693
Liability set aside for total allocated shares, fair value		$ 0		561,000
2015 Stock Grant Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of share vested			100.00%
Number of shares authorized		520,000
Number of shares available for grant		487,749
Number of shares granted		13,809
Share based compensation expenses		$ 55,029
Supplemental Executive Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed monthly benefit payments		10 years
Provision expensed for benefits		$ 336,800	$ 331,800	316,800
Liability accrued for compensation deferred under the plan		$ 4,100,000	3,700,000
Split-Dollar Life Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest in cash surrender value of policies		100.00%
Expense income associated with policies		$ 27,111	$ 86,346	$ 112,176
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee contributions benchmark		5.00%
Employee contributions benchmark		3.00%